TAXES ON INCOME (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Domestic	$ 15,334	$ 18,350	$ 14,690
Foreign	5,323	2,407	4,183
Income before taxes on income	$ 20,657	$ 20,757	$ 18,873